ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2019
Details of Company's Subsidiaries and Variable Interest Entities
As of September 30, 2019, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries were as follows:

Company name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries:
China Distance Education Limited (“CDEL Hong Kong”)	March 13, 2003	Hong Kong	100%	Investment holding and provision of education services
Practice Enterprises Network China International Links Limited (“Pencil”)	February 23, 2010	Hong Kong	100%	Inactive
Beijing Champion Distance Education Technology Co., Ltd. (“Champion Technology”)	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. (“Champion Education Technology”)	April 23, 2007	PRC	100%	Software licensing and course production
China Healthcare Investment Limited (“China Healthcare Investment”)	May 20, 2015	BVI	100%	Inactive
China Healthcare Education Limited (“China Healthcare Education”)	July 24, 2015	Hong Kong	100%	Inactive
Beijing Champion Accounting Education Technology Co., Ltd. (“Champion Accounting”)	July 28, 2015	PRC	100%	Provision of college cooperation program services
Beijing Zhongxi Champion Healthcare Education Technology Co., Ltd. (“Zhongxi Healthcare Education”)	December 14, 2015	PRC	100%	Inactive
Xiamen Zhongxi Champion Education. Technology Co., Ltd (“Xiamen Zhongxi Education”)	November 13, 2017	PRC	100%	Provision of technical support and consultancy services and course production
Shanghai Xidong Information Technology Co., Ltd. (“Xidong Information Technology”)	June 21, 2017	PRC	100%	Provision of software development and information technology services
Beijing Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”)	February 19, 2009	PRC	35.76% (Note 22)	Provision of start-up training services
Nanjing Champion Vocational Training School (“Nanjing Training School”)	July 03, 2015	PRC	35.76%*	Provision of start-up training services
Xiamen NetinNet Software Co., Ltd (“Xiamen NetinNet”)4	May 3, 2016	PRC	28.608%*	Provision of learning simulation software production
Xiamen NetinNet Education Technology Co., Ltd. (“NetinNet Education”)	May 3, 2016	PRC	28.608%*	Provision of learning simulation software production
Xiamen NetinNet Finance Technology Co., Ltd. (“NetinNet Finance ”)	May 3, 2016	PRC	28.608%*	Provision of learning simulation software production
Beijing NetinNet Technology Co., Ltd. (“Beijing NetinNet”)	June 25, 2018	PRC	28.608%*	Provision of learning simulation software production
Beijing Chuang Qingchun Chuang Weilai Education Technology Co., Ltd. (“Chuang Qingchun ”)	February 28, 2017	PRC	21.456%*	Provision of education consulting services
Shanghai Huzheng Education Technology Co., Ltd. (“Huzheng Education ”)	May 2, 2017	PRC	35.76%*	Provision of start-up training services
Guangdong Zhengbao Yucai Education Co., Ltd. (“Guangdong Yucai”)	June 23, 2017	PRC	21.456%*	Provision of start-up training services
JinMaLan (Tianjin) Business Start-up Services Co., Ltd. (“Tianjin JinMaLan”)	December 08, 2017	PRC	25.032%*	Provision of start-up training services
JinMaLan (Anqing) Business Start-up Services Co., Ltd. (“Anqing JinMaLan”)	July 07, 2018	PRC	21.456%*	Provision of start-up training services
Nanchang Champion Vocational Training School. (“Nanchang Training School”)	March 18, 2019	PRC	35.76% *	Provision of start-up training services
Haimen Zhengbao Yucai Vocational Training School (“Haimen Training School”)	May 20, 2019	PRC	35.76% *	Provision of start-up training services
VIEs
Beijing Champion Hi-Tech Co., Ltd. (“Beijing Champion”)	July 1 2 , 20 00	PRC	Nil	Provision of online education services and sales of books and reference materials
Beijing Champion Healthcare Education Technology Co., Ltd. (“Champion Healthcare Education”)	May 13, 2015	PRC	Nil	Inactive

*Note: These entities are subsidiaries of Zhengbao Yucai.

Company name	La ter of date of incorporation o r acquisition	Place of incorporation ( or establishment ) /operation	Percentage of legal ownership b y the Company	Principal activities
Subsidiaries of variable interest entities:
Beijing Caikaowang Company Ltd. (“Caikaowang”)	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (“Champion Wangge”)	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Haidian District Champion Training School (“Beijing Training School”)	February 19, 2009	PRC	Nil	Provision of online and offline education services
Beijing Champion Culture Development Co., Ltd. (“Champion Culture”)	June 03, 2015	PRC	Nil	Provision of sales of books and reference materials
Beijing Champion International Education Technology Co., Ltd. (“Champion Int’l Education”)	October 12, 2016	PRC	Nil	Provision of online education services and sales of books and reference materials
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd. (“Jiangsu Asset)	November 1, 2017	PRC	Nil	Provision of financial and tax advisory and accounting service
Jiangsu Caishuibang Enterprise Management Co., Ltd. (“Caishuibang”)	November 1, 2017	PRC	Nil	Provision of development of web-based semi-automatic accounting software
Beijing Ruida Chengtai Education Technology Co., Ltd. (“Beijing Ruida”)	July 11, 2018	PRC	Nil	Provision of legal profession services
Shenzhen Ruida Chengtai Education Technology Co., Ltd. (“Shenzhen Ruida”)	July 11, 2018	PRC	Nil	Provision of legal profession services
Guangzhou Ruida Chengtai Education Technology Co., Ltd. (“Guangzhou Ruida”)	July 11, 2018	PRC	Nil	Provision of legal profession services
Hangzhou Ruitai Education Technology Co., Ltd. (“Hangzhou Chengtai”)	July 11, 2018	PRC	Nil	Provision of legal profession services
Nanjing Ruida Chengtai Education Technology. Co., Ltd. (“Nanjing Chengtai”)	July 11, 2018	PRC	Nil	Provision of legal profession services
Beijing Youbang Culture and Art Training School (“Beijing Youbang”)	July 11, 2018	PRC	Nil	Provision of legal profession services
Jiangsu Champion Healthcare Education Technology Co., Ltd. (“Jiangsu Healthcare ” )	January 29, 2019	PRC	Nil	Provision of online education services
Jiangsu Champion E&C Education Technology. Co., Ltd (“Jiangsu E&C ” )	January 29, 2019	PRC	Nil	Provision of online education services
Jiangsu Champion Self-taught Education Co., Ltd. (“Jiangsu Self-taught ” )	January 29, 2019	PRC	Nil	Provision of online education services
Beijing Champion H&E Technology Co., Ltd. (“Beijing H&E ” )	March 21, 2019	PRC	Nil	Provision of online education services
Beijing Champion E&C Education Technology. Co., Ltd (“Beijing E&C ” )	March 05, 2019	PRC	Nil	Provision of online education services
Beijing Champion Self-taught Education Co., Ltd. (“Beijing Self-taught”)	March 07, 2019	PRC	Nil	Provision of online education services

Financial Information of Company's VIEs and VIEs' Subsidiaries
The following financial information of the Company’s VIEs and VIEs’ subsidiaries as of September 30, 2018 and 2019 and for each of the three years in the period ended September 30, 2019 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within VIEs and VIEs’ subsidiaries:

	As of September 30,
	2018	2019
	US$	US$
Cash and cash equivalents	20,477	39,919
Prepayment and other current assets	13,365	24,533
Total current assets	132,527	195,778
Total assets	258,535	324,413
Deferred revenue	77,299	123,678
Total current liabilities	130,976	176,250
Total liabilities	130,976	176,250
Total equity	127,559	148,164

	For the years ended September 30,
	2017	2018	2019
	US$	US$	US$
Revenues	114,371	151,146	194,175

Net income	31,379	29,532	43,982

Net cash provided by operating activities	22,100	44,054	41,667

Net cash used in investing activities	(31,403)	(44,414)	(20,616)

Net cash used in financing activities	(5,506)	(5,706)	—

Effects of exchange rate changes	(5,435)	(555)	(1,609)